UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                                   Washington, D.C. 20549

                                    FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: MARCH 31, 2008

Check here if Amendment           [X]; Amendment Number: 1
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	 UBS O'Connor LLC
Address: One North Wacker Drive, 32nd Floor
         Chicago, IL 60606

13F File Number: 28-06327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: JEFFREY B. PICKERING
Title: COMPLIANCE OFFICER
Phone: (312)525-5951

Signature, Place, and Date of Signing:

/s/ JEFFREY B. PICKERING, CHICAGO, IL  JUNE 10, 2008

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.
[ ]    13F NOTICE.
[ ]    13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  _10_

Form 13F Information Table Value Total:  $80468


List of Other Included Managers:  None

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
Column 1                    Column 2       Column 3   Column 4  Column 5	 Column 6  Column 7       Column 8
												          Voting  Authority
Name of Issuer	            Title of       CUSIP      Market    Shares or Shr    Investment   Other    Sole    Shared    None
		            Class		      Value     Prn.	  or     Discretion  Managers
                                                      (x1000)   amount    Prn Opt.


BANK OF AMERICA CORPORATION  COM         060505104     8846    233339       SH        DEFINED        233339      0    0
CMS ENERGY CORP              COM         125896100     2916    215360       SH        DEFINED        215360      0    0
CENTENNIAL COMMUNCTNS CORP   CLANEW      15133V208     3398    575000       SH        DEFINED        575000      0    0
E TRADE FINANCIAL CORP       COM         269246104     9940    2575000      SH        DEFINED        2575000     0    0
EDISON INTL                  COM         281020107     4902    100000       SH        DEFINED        100000      0    0
GRACE W R & CO DEL NEW       COM         38388F108     15449   677000       SH        DEFINED        677000      0    0
NRG ENERGY INC               COMNEW      629377508     9748    250000       SH        DEFINED        250000      0    0
NUCOR CORP                   COM         670346105     9900    146141       SH        DEFINED        146141      0    0
ROSETTA RESOURCES INC        COM         777779307     11628   591175       SH        DEFINED        591175      0    0
SAKS INC                     COM         79377W108     3741    300000       SH        DEFINED        300000      0    0



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